Associated Companies - Additional Information (Detail) - MediaKind [member] - SEK (kr) kr in Billions		12 Months Ended
	Feb. 01, 2019	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of business divested	51.00%
Percentage of ownership	49.00%
Investments	kr 1.2	kr 0.8
Share amount in earnings	kr 0.4
Loan to associates		kr 0.2